UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                                    811-8519

                      (Investment Company Act File Number)


                              Federated Core Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/06


             Date of Reporting Period:  Fiscal year ended 12/31/06








ITEM 1.     REPORTS TO STOCKHOLDERS

FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND


A PORTFOLIO OF FEDERATED CORE TRUST


ANNUAL SHAREHOLDER REPORT
December 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)


                                                                PERIOD 1
                                                                 ENDED
                                                            12/31/2006
 NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                    (0.03)2
 Net realized and unrealized gain (loss) on investments           0.04
   TOTAL FROM INVESTMENT OPERATIONS                               0.01
 LESS DISTRIBUTIONS:
 Distributions from capital                                      (0.01)
 NET ASSET VALUE, END OF PERIOD                                 $10.00
 TOTAL RETURN3                                                    0.13%

 RATIOS TO AVERAGE NET ASSETS:
 Net expenses                                                     0.05%4
 Net investment income (loss)                                    (1.69)%4
 Expense waiver/reimbursement5                                   12.34%4
 SUPPLEMENTAL DATA:
 Net assets, end of period (000 omitted)                        $2,400
 Portfolio turnover                                                 25%

1 Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.

2    Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4    Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 18, 2006 (date of initial investment) to December 31, 2006, with respect to "Actual" expense information, and July 1, 2006 to December 31, 2006 with respect to "Hypothetical" expense information.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                BEGINNING            ENDING      EXPENSES PAID
                            ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD1
                               10/18/2006        12/31/2006

ACTUAL                             $1,000         $1,001.30              $0.10
HYPOTHETICAL
(ASSUMING A 5% RETURN
 BEFORE EXPENSES)                  $1,000         $1,024.95              $0.26

1 "Actual" expense information for the Fund's Shares is for the period from October 18, 2006 (date of initial investment) to December 31, 2006. Actual expenses are equal to the Fund's annualized net expense ratio, multiplied by 75/365 (to reflect the period from initial investment to December 31, 2006). "Hypothetical" expense information for the Fund's Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same expense ratio and average account value over the period equal to the Fund's annualized net expense ratio of 0.05%, but it is multiplied by 184/365 (to reflect the full-half year period). The annualized net expense ratio is 0.05%.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


Federated Inflation-Protected Securities Core Fund generated a total return of 0.13% since its inception on October 18, 2006. The total return of the Lehman Brothers U.S. TIPS Index, a broad-based securities market index (LEHMUSTIPS),1 was 0.13% during the reporting period from October 18, 2006 to December 31, 2006.

During the reporting period, the most significant factor affecting the fund's performance relative to the LEHMUSTIPS was the fund's interest rate sensitivity relative to the LEHMUSTIPS. The fund's security holdings were otherwise comparable to the LEHMUSTIPS.

MARKET OVERVIEW
From October 18, 2006 to December 31, 2006 interest rates declined slightly, with the 10-year Treasury note yield falling from 4.76% to 4.70%. This caused prices for most types of fixed-income securities to rise. Slowing economic momentum precipitated the decline in interest rates. The gross domestic product
(GDP), after expanding at a robust 5.6% pace in the first quarter, decelerated to 2.6% in the second quarter and 2.2% in the third quarter, and was estimated to be 1.75-2.25% in the fourth quarter. The primary culprits for the growth slowdown were softness in housing and automobile production. Consumer spending held up reasonably well, supported by a declining unemployment rate and solid income gains. Moderating inflation also helped to lower interest rates. The core Personal Consumption Expenditure deflator, the Federal Reserve Board's preferred measure of inflation in the economy, which had accelerated from 2.0% in January to a peak of 2.5% in August, dipped to 2.2% in November due mainly to lower gasoline prices. The decline in inflation was also, to some extent, a byproduct of the deceleration in GDP growth.

In terms of the Treasury inflation protected securities (TIPS) market specifically, the final two months of 2006 were a period of relatively low income, as the fixed rate coupon paid by these securities was less than the principal reduction due to negative inflation accruals. The negative inflation accrual was a function of the severe drop in gasoline prices from the summer highs. During this period, TIPS underperformed nominal Treasurys.

PERFORMANCE
Benefiting performance during the reporting period was the fund's slightly longer-than-index duration2 position at the end of November 2006 through the beginning of December 2006, a period during which interest rates fell.

As of December 31, 2006 the fund's duration was equal to its benchmark, the LEHMUSTIPS, and the fund held primarily TIPS (other than a small amount of transactional cash).



1 The LEHMUSTIPS is an unmanaged composite that tracks the broad Treasury inflation protected securities market. It is not possible to invest directly in an index. The LEHMUSTIPS is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the LEHMUSTIPS.
2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management's Discussion of Fund Performance, duration is determined using a third-party analytical system.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, CALL 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Inflation-Protected Securities Core Fund (the "Fund") from October 18, 2006 (start of performance) to December 31, 2006, compared to the Lehman Brothers U.S. TIPS Index (LEHMUSTIPS). 2

 CUMULATIVE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED 12/31/2006
 Start of Performance (10/18/2006)                                  0.13%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, CALL 1-800-341-7400. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LEHMUSTIPS has been adjusted to reflect reinvestment of dividends on securities in the index.
2 The LEHMUSTIPS is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At December 31, 2006, the Fund's portfolio composition1 was as follows:

 TYPE OF INVESTMENT                                         PERCENTAGE OF
                                                         TOTAL NET ASSETS
 U.S. Treasury Inflation-Protected Securities (TIPS)                94.2%
 Repurchase Agreements                                               6.1%
 Other Assets and Liabilities - Net2                               (0.3)%
   TOTAL                                                           100.0%
1 See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS
December 31, 2006

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  U.S. TREASURY-94.2%
                  TREASURY SECURITIES-94.2%
  $   288,524     U.S. Treasury Inflation Protected Bond, 3.875%, 4/15/2029                                              $   363,869
      353,351     U.S. Treasury Inflation Protected Bond, 2.375%, 1/15/2025                                                  351,850
      209,939     U.S. Treasury Inflation Protected Note, 4.250%, 1/15/2010                                                  220,955
      104,609     U.S. Treasury Inflation Protected Note, 3.875%, 1/15/2009                                                  107,417
      213,553     U.S. Treasury Inflation Protected Note, 2.000%, 1/15/2016                                                  206,225
      263,802     U.S. Treasury Inflation Protected Note, 3.000%, 7/15/2012                                                  271,543
      313,198     U.S. Treasury Inflation Protected Note, 1.875%, 7/15/2013                                                  302,705
      239,715     U.S. Treasury Inflation Protected Note, 0.875%, 4/15/2010                                                  227,281
      217,909     U.S. Treasury Inflation Protected Note, 1.875%, 7/15/2015                                                  208,867
                    TOTAL U.S. TREASURY (IDENTIFIED COST $2,256,970)                                                       2,260,712
                  REPURCHASE AGREEMENT-6.1%
      146,000     Interest in $1,500,000,000 joint repurchase agreement 5.35%, dated 12/29/2006, under which                 146,000
                  Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to
                  11/25/2036 for $1,500,891,667 on 1/2/2007. The market value of the underlying securities at the end of the period was $1,533,551,251. (AT COST)
                    TOTAL INVESTMENTS-100.3%                                                                               2,406,712
                    (IDENTIFIED COST $2,402,970)1
                    OTHER ASSETS AND LIABILITIES-NET-(0.3)%                                                                  (6,837)
                    TOTAL NET ASSETS-100%                                                                                $ 2,399,875

1 Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2006.

See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006

ASSETS:
Total investments in securities, at value (identified cost $2,402,970)                                             $ 2,406,712
Cash                                                                                                                       721
Income receivable                                                                                                       23,011
  TOTAL ASSETS                                                                                                       2,430,444
LIABILITIES:
Payable for transfer and dividend disbursing agent fees and expenses                            $  1,547
Payable for auditing fees                                                                         21,000
Payable for portfolio accounting fees                                                              1,000
Payable for insurance premiums                                                                     6,132
Accrued expenses                                                                                     890
  TOTAL LIABILITIES                                                                                                     30,569
Net assets for 240,010 shares outstanding                                                                          $ 2,399,875
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                    $ 2,396,133
Net unrealized appreciation of investments                                                                               3,742
  TOTAL NET ASSETS                                                                                                 $ 2,399,875
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$2,399,875 {divide} 240,010 shares outstanding, no par value, unlimited shares authorized                               $10.00

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS
Period Ended December 31, 20061

INVESTMENT INCOME (LOSS):
Interest (net of TIPS deflation adjustment)                                                            $ (7,996)
EXPENSES:
Administrative personnel and services fee (Note 5)                                 $  30,411
Custodian fees                                                                           328
Transfer and dividend disbursing agent fees and expenses                               1,547
Auditing fees                                                                         21,000
Legal fees                                                                               402
Portfolio accounting fees                                                              1,000
Insurance premiums                                                                     6,132
Miscellaneous                                                                            160
  TOTAL EXPENSES                                                                      60,980
WAIVER AND REIMBURSEMENT (NOTE 5):
Waiver of administrative personnel and services fee            $ (30,411)
Reimbursement of other operating expenses                        (30,299)
  TOTAL WAIVER AND REIMBURSEMENT                                                     (60,710)
Net expenses                                                                                                270
Net investment income (loss)                                                                             (8,266)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                                          7,343
Net change in unrealized appreciation of investments                                                      3,742
Net realized and unrealized gain on investments                                                          11,085
Change in net assets resulting from operations                                                         $  2,819

1 Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.
See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS



                                                                  PERIOD ENDED 1
                                                             DECEMBER 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                               $            (8,266)
Net realized gain on investments                                         7,343
Net change in unrealized appreciation of investments                     3,742
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                         2,819
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from capital                                              (3,044)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                         2,400,100
Change in net assets                                                 2,399,875
NET ASSETS:
Beginning of period                                                         --
End of period                                              $         2,399,875

1 Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.
See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


December 31, 2006

1. ORGANIZATION
Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is to provide total return consistent with investment in inflation-protected securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities, including TIPS, furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Inflation (deflation) adjustments to the face amount of inflation-indexed securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.


PREMIUM AND DISCOUNT AMORTIZATION
All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.


FEDERAL TAXES
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

                     PERIOD 1
                      ENDED
                 12/31/2006
 Shares sold        240,010

1 Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss and reclassification of ordinary loss.

For the period ended December 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

                     INCREASE (DECREASE)
                           UNDISTRIBUTED      ACCUMULATED
                          NET INVESTMENT     NET REALIZED
 PAID-IN CAPITAL           INCOME (LOSS)            GAINS
 $(923)                           $8,266         $(7,343)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended December 31, 2006 was as follows:

                               PERIOD ENDED 12/31/20061

 Return of capital                               $3,044

1 Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.


As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

 Net unrealized appreciation    $ 3,742

At December 31, 2006, the cost of investments for federal tax purposes was $2,402,970. The net unrealized appreciation of investments for federal tax purposes was $3,742. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,274 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,532.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Management Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the 1933 Act.

ADMINISTRATIVE FEE
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

                        AVERAGE AGGREGATE DAILY NET ASSETS
 ADMINISTRATIVE FEE     OF THE FEDERATED FUNDS
 0.150%                 on the first $5 billion
 0.125%                 on the next $5 billion
 0.100%                 on the next $10 billion
 0.075%                 on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended December 31, 2006, FAS voluntarily waived its entire fee.


GENERAL
Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.


6. LINE OF CREDIT
On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of December 31, 2006, there were no outstanding loans. During the period ended December 31, 2006, the Fund did not utilize the LOC.


7. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


8. RECENT ACCOUNTING PRONOUNCEMENTS
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund as of June 29, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF TRUSTEES OF FEDERATED CORE TRUST AND SHAREHOLDERS OF FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Inflation-Protected Securities Core Fund (one of the portfolios constituting Federated Core Trust), (the "Fund") as of December 31, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from October 18, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Inflation-Protected Securities Core Fund, a portfolio of Federated Core Trust, at December 31, 2006, the results of its operations, the changes in its net assets, and its financial highlights for the period from October 18, 2006 (commencement of operations to December 31, 2006), in conformity with U.S. generally accepted accounting principles.



Boston, Massachusetts

February 16, 2007

BOARD OF TRUSTEES AND TRUST OFFICERS


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.


INTERESTED TRUSTEES BACKGROUND

NAME                PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS, OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)
BIRTH DATE
ADDRESS
POSITIONS HELD
WITH TRUST
DATE SERVICE
BEGAN
JOHN F.             PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated
DONAHUE*            Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Birth Date:
July 28, 1924       PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and
TRUSTEE             Chairman and Director, Federated Investment Counseling.
Began serving:
August 1996

J. CHRISTOPHER      PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated Fund Complex; Director or
DONAHUE*            Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director,
Birth Date:         Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
April 11, 1949      Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated
TRUSTEE             Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
Began serving:      Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
June 2006
                    PREVIOUS POSITIONS: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
                    Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of
ELLIS, M.D.*        Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and
Birth Date:         Internist, University of Pittsburgh Medical Center.
October 11,
1932                OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of America.
3471 Fifth
Avenue              PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.
Suite 1111
Pittsburgh, PA
TRUSTEE
Began serving:
August 1996

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

NAME              PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS, OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)
BIRTH DATE
ADDRESS
POSITIONS
HELD WITH
TRUST
DATE SERVICE
BEGAN
THOMAS G.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
BIGLEY
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director,
February 3,       University of Pittsburgh.
1934
15 Old Timber     PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
August 1996

JOHN T.           PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment
CONROY, JR.       Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.
Birth Date:
June 23, 1937     PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice President, John R. Wood and
Investment        Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development
Properties        Corporation.
Corporation
3838 North
Tamiami Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1996

NICHOLAS P.       PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
CONSTANTAKIS
Birth Date:       OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and
September 3,      energy services worldwide).
1939
175 Woodshire     PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
February 1998

JOHN F.           PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services
CUNNINGHAM        company).
Birth Date:
March 5, 1943     OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic
353 El Brillo     business consulting); Trustee Associate, Boston College.
Way
Palm Beach,       PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of
FL                the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang
TRUSTEE           Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Began
serving:
January 1999

PETER E.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
MADDEN
Birth Date:       OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942              PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and
One Royal         Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and
Palm Way          Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock
100 Royal         Exchange.
Palm Way
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1996

CHARLES F.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Management Consultant.
MANSFIELD,
JR.               PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst &
Birth Date:       Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC
April 10,         Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance,
1945              Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing,
80 South Road     communications and technology).
Westhampton
Beach, NY
TRUSTEE
Began
serving:
January 1999





JOHN E.           PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated
MURRAY, JR.,      Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
J.D., S.J.D.
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering, construction, operations and technical
December 20,      services).
1932
Chancellor,       PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of
Duquesne          Law; Dean and Professor of Law, Villanova University School of Law.
University
Pittsburgh,
PA
TRUSTEE
Began
serving:
August 1996

THOMAS M.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator
O'NEILL           Management Company, L.P. (investment and strategic consulting).
Birth Date:
June 14, 1951     OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston;
95 Standish       Visiting Committee on Athletics, Harvard College.
Street
P.O. Box 2779     PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet
Duxbury, MA       Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner,
TRUSTEE           Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit
Began             Analyst and Lending Officer, Fleet Bank.
serving:
October 2006

MARJORIE P.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex.
SMUTS
Birth Date:       PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum
June 21, 1935     Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
August 1996

JOHN S. WALSH     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc.
Birth Date:       (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc.
November 28,      (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
1957              Products, Inc.
2604 William
Drive             PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999

JAMES F. WILL     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and
Birth Date:       President, Saint Vincent College.
October 12,
1938              OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
721 E.
McMurray Road     PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive
McMurray, PA      Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
TRUSTEE
Began
serving:
June 2006

OFFICERS


NAME
BIRTH DATE
POSITIONS HELD
WITH TRUST         PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS AND PREVIOUS POSITION(S)
DATE BEGAN
SERVING
JOHN W.            PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman,
MCGONIGLE          Executive Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26,        PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling;
1938               Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE VICE
PRESIDENT
AND SECRETARY
Began serving:
November 1997

RICHARD A.         PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice
NOVAK              President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.,
Birth Date:        Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
December 25,
1963               PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services
TREASURER          Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur
Began serving:     Andersen & Co.
January 2006

RICHARD B.         PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER             Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17, 1923       PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex;
VICE PRESIDENT     Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated
Began serving:     Securities Corp.
November 1997

JOHN B. FISHER     PRINCIPAL OCCUPATIONS: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
Birth Date:        Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment
May 16, 1956       Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of
PRESIDENT          some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Began serving:
November 2004      PREVIOUS POSITIONS: President and Director of the Institutional Sales Division of Federated Securities Corp.;
                   President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director,
                   Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution
                   Services, Inc. and President, Technology, Federated Services Company.

BRIAN P. BOUDA     PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice
Birth Date:        President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its
February 28,       subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State
1947               Bar Association of Wisconsin.
CHIEF
COMPLIANCE
OFFICER
AND SENIOR
VICE PRESIDENT
Began serving:
August 2004

ROBERT             PRINCIPAL OCCUPATIONS: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a
J. OSTROWSKI       Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and
Birth Date:        also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997.
April 26, 1963     Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie
CHIEF              Mellon University.
INVESTMENT
OFFICER
Began serving:
May 2004

TODD A.            PRINCIPAL OCCUPATIONS: Todd A. Abraham is Vice President of the Trust. Mr. Abraham has been a Portfolio Manager
ABRAHAM            since 1995 and a Vice President of the Fund's Adviser since 1997 Mr. Abraham joined Federated in 1993 as an
Birth Date:        Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham
February 10,       served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst
1966               and received his M.B.A. in Finance from Loyola College.
VICE PRESIDENT
Began serving:
May 2003

MARK E.            PRINCIPAL OCCUPATIONS: Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and
DURBIANO           has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988
Birth Date:        through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a
September 21,      Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.
1959
VICE PRESIDENT
Began serving:
November 1998


EVALUATION AND APPROVAL OF ADVISORY CONTRACT


FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND (THE "FUND")
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's overall expense structure; the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant. Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling

1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 31409N507

36191 (2/07)




FEDERATED MORTGAGE CORE PORTFOLIO

A PORTFOLIO OF FEDERATED CORE TRUST

ANNUAL SHAREHOLDER REPORT
December 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

YEAR ENDED DECEMBER 31                                           2006         2005         2004         2003         2002
NET ASSET VALUE, BEGINNING OF PERIOD                            $9.91       $10.18       $10.19       $10.32       $10.04
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            0.56         0.50         0.50         0.48         0.61
Net realized and unrealized gain (loss) on investments          (0.03 )      (0.25 )      (0.01 )      (0.13 )       0.31
  TOTAL FROM INVESTMENT OPERATIONS                               0.53         0.25         0.49         0.35         0.92
LESS DISTRIBUTIONS:
Distributions from net investment income                        (0.56 )      (0.52 )      (0.50 )      (0.48 )      (0.61 )
Distributions from net realized gain on investments                 -            -            -        (0.00 )1     (0.03 )
  TOTAL DISTRIBUTIONS                                           (0.56 )      (0.52 )      (0.50 )      (0.48 )      (0.64 )
NET ASSET VALUE, END OF PERIOD                                  $9.88        $9.91       $10.18       $10.19       $10.32
TOTAL RETURN2                                                    5.49 %       2.48 %       4.95 %       3.52 %       9.43 %

RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                     0.03 %       0.03 %       0.03 %       0.03 %       0.04 %
Net investment income                                            5.55 %       4.96 %       4.93 %       4.67 %       6.00 %
Expense waiver/reimbursement3                                    0.08 %       0.08 %       0.08 %       0.08 %       0.08 %
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                    $1,230,612     $949,405     $790,927     $767,012     $601,217
Portfolio turnover4                                               109 %        111 %         47 %         90 %         84 %

1    Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

4    This   calculation   excludes   purchases   and  sales  from   dollar  roll
     transactions.

See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees; distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                    BEGINNING            ENDING    EXPENSES PAID
                                ACCOUNT VALUE     ACCOUNT VALUE   DURING PERIOD1
                                     7/1/2006        12/31/2006

ACTUAL                               $1,000         $1,054.90              $0.10
HYPOTHETICAL
 (ASSUMING A 5%
  RETURN BEFORE EXPENSES)            $1,000         $1,025.10              $0.10


   1 Expenses are equal to the Fund's annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


Federated Mortgage Core Portfolio's total return for the 12-month reporting period was 5.49%. The Lehman Brothers Mortgage-Backed Securities Index,1 a performance benchmark for the fund, returned 5.22%.

Sector allocation and duration2 strategy were the most significant factors affecting fund performance relative to the unmanaged index. The fund's total return reflects actual cash flows and transaction costs, factors which do not impact index performance.



SECTOR ALLOCATION

During the reporting period, the fund's allocation among mortgage sectors-including Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Government National Mortgage Association
(GNMA)-was adjusted throughout the year based on views of relative value and positively impacted fund performance. Throughout the year the fund maintained a below-benchmark allocation to GNMA-issued mortgage-backed securities (MBS). GNMA MBS prices declined relative to similar coupon conventional MBS during the year. Additionally, the fund overweighted 30-year maturity mortgage securities relative to 15-year maturities. Longer maturity MBS outperformed in 2006.

DURATION STRATEGY
The fund's duration strategy positively impacted fund performance during the reporting period. Around mid-year, the interest rate outlook moved to a more constructive stance based on the view that the Federal Reserve Board's tightening cycle was close to, if not completely, finished. As a result, the fund was positioned to benefit from a declining rate environment in the latter half of the reporting period. Interest rates did, in fact, decline in the latter half of the reporting period.



1 The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. Investments cannot be made in an index.
2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, CALL 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in Federated Mortgage Core Portfolio (the "Fund") from February 22, 1999 (start of performance) to December 31, 2006, compared to the Lehman Brothers Mortgage-Backed Securities Index (LBMSI). 2

 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/2006
 1 Year                                                            5.49%
 5 Years                                                           5.15%
 Start of Performance (2/22/1999)                                  5.86%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, CALL 1-800-341-7400. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMSI has been adjusted to reflect reinvestment of dividends on securities in the index.
2 The LBMSI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At December 31, 2006, the Fund's portfolio composition1 was as follows:

 TYPE OF INVESTMENT                                       PERCENTAGE OF
                                                       TOTAL NET ASSETS
 U.S. Government Agency Mortgage-Backed Securities               112.6%
 Repurchase Agreements - Cash                                      2.4%
 Repurchase Agreements - Collateral2                              12.5%
 Other Assets and Liabilities - Net3                            (27.5)%
      TOTAL                                                      100.0%
1 See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar roll transactions, as well as cash covering when issued and delayed delivery transactions.
3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS
December 31, 2006

    PRINCIPAL                                                                                                     VALUE
    AMOUNT
                    COLLATERALIZED MORTGAGE OBLIGATIONS-15.8%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION-6.0%
  $  10,199,845     REMIC 2981 FA, 5.750%, 5/15/2035                                                      $  10,212,456
     23,338,943     REMIC 3144 FB, 5.700%, 4/15/2036                                                         23,423,092
     19,845,802     REMIC 3160 FD, 5.680%, 5/15/2036                                                         19,924,703
     14,443,964     REMIC 3175 FE, 5.660%, 6/15/2036                                                         14,484,264
      5,935,100     REMIC 3206 FE, 5.750%, 8/15/2036                                                          5,963,520
                      TOTAL                                                                                  74,008,035
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION-9.1%
      3,950,868     REMIC 2005-63 FC, 5.600%, 10/25/2031                                                      3,953,669
     19,561,242     REMIC 2006-104 FY, 5.690%, 11/25/2036                                                    19,595,760
     24,790,703     REMIC 2006-115 EF, 5.710%, 12/25/2036                                                    24,904,143
      4,889,396     REMIC 2006-43 FL, 5.750%, 6/25/2036                                                       4,923,722
     14,180,830     REMIC 2006-58 FP, 5.650%, 7/25/2036                                                      14,238,441
     23,370,348     REMIC 2006-81 FB, 5.700%, 9/25/2036                                                      23,521,895
     21,284,139     REMIC 2006-85 PF, 5.730%, 9/25/2036                                                      21,395,240
                      TOTAL                                                                                 112,532,870
                    NON-AGENCY MORTGAGE-0.7%
      8,095,505     Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.241%, 8/25/2035           8,006,110
                           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $193,787,683)         194,547,015
                    MORTGAGE-BACKED SECURITIES-96.8%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION-53.9%
     64,394,464   1 4.500%, 6/1/2019 - 1/1/2037                                                              61,236,142
    314,651,282   1 5.000%, 7/1/2019 - 1/1/2037                                                             304,526,548
    191,245,139   1 5.500%, 3/1/2021 - 1/1/2037                                                             189,443,023
     84,205,743   1 6.000%, 5/1/2014 - 1/1/2037                                                              84,886,214
     18,639,811   1 6.500%, 7/1/2014 - 1/1/2037                                                              18,991,774
      1,954,781     7.000%, 12/1/2011 - 4/1/2032                                                              2,016,161
      1,036,399     7.500%, 12/1/2022 - 7/1/2031                                                              1,076,643
      1,009,948     8.000%, 11/1/2009 - 3/1/2031                                                              1,052,397
         32,241     8.500%, 9/1/2025                                                                             34,841
         48,753     9.000%, 5/1/2017                                                                             52,166
          2,434     9.500%, 4/1/2021                                                                              2,702
                      TOTAL                                                                                 663,318,611
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION-42.2%
     33,261,356     4.500%, 12/1/2019 - 10/1/2035                                                            31,828,582
     35,265,985     5.000%, 7/1/2019 - 5/1/2034                                                              34,603,342
    227,645,370   1 5.500%, 2/1/2009 - 1/1/2037                                                             225,179,970
    176,138,951   1 6.000%, 12/1/2013 - 1/1/2037                                                            177,434,630
     38,548,183   1 6.500%, 2/1/2009 - 1/1/2037                                                              39,324,195
      9,035,716     7.000%, 7/1/2010 - 8/1/2032                                                               9,327,622
      1,631,148     7.500%, 6/1/2011 - 6/1/2033                                                               1,685,592
        486,078     8.000%, 7/1/2023 - 3/1/2031                                                                 510,715
         27,453     9.000%, 11/1/2021 - 6/1/2025                                                                 29,448
                      TOTAL                                                                                 519,924,096

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-0.7%
        597,728     6.000%, 10/15/2028 - 6/15/2029                                                                           609,308
      2,504,636     6.500%, 10/15/2028 - 2/15/2032                                                                         2,580,261
      2,166,394     7.000%, 11/15/2027 - 2/15/2032                                                                         2,248,780
        903,261     7.500%, 6/20/2007 - 1/15/2031                                                                            945,203
      1,181,723     8.000%, 2/15/2010 - 11/15/2030                                                                         1,238,482
        458,390     8.500%, 3/15/2022 - 11/15/2030                                                                           493,440
          4,116     9.500%, 10/15/2020                                                                                         4,602
        316,203     12.000%, 4/15/2015 - 6/15/2015                                                                           361,980
                      TOTAL                                                                                                8,482,056
                      TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,178,839,103)                                1,191,724,763
                    REPURCHASE AGREEMENTS-14.9%
     29,383,000     Interest in $1,500,000,000 joint repurchase agreement 5.35%, dated 12/29/2006, under which            29,383,000
                    Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 11/25/2036 for $1,500,891,667 on 1/2/2007. The market value of the underlying securities at the end of the period was $1,533,551,251.
      9,000,000   2 Interest in $23,000,000 joint repurchase agreement 5.270%, dated 12/18/2006, under which               9,000,000
                    Banc of America Securities LLC will repurchase a U.S. Government Agency security maturing on 3/1/2035 for $23,101,008 on 1/17/2007. The market value of the underlying security at the end of the period was $23,511,515 (segregated pending settlement of dollar-roll transactions).
    144,747,000   2 Interest in $186,329,000 joint repurchase agreement 5.27%, dated 12/12/2006, under which             144,747,000
                    Credit Suisse First Boston Corp. will repurchase U.S. Treasury securities and
                    U.S. Government Agency securities with various maturities to 8/16/2043 for $187,147,295 on
                    1/11/2007. The market value of the underlying securities at the end of the period was
                    $192,587,121 (segregated pending settlement of dollar-roll transactions).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              183,130,000
                      TOTAL INVESTMENTS - 127.5% (IDENTIFIED COST $1,555,756,786)3                                     1,569,401,778
                      OTHER ASSETS AND LIABILITIES - NET - (27.5)%                                                     (338,789,792)
                      TOTAL NET ASSTS - 100%                                                                         $ 1,230,611,986

1 All or a portion of these securities may be subject to dollar roll transactions.
2 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3 The cost of investments for federal tax purposes amounts to $1,551,829,116.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2006.

The following acronym is used throughout this portfolio:

 REMIC -Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006

ASSETS:
Investments in securities                                                                                        $ 1,386,271,778
Investments in repurchase agreements                                                                                 183,130,000
Total investments in securities, at value (identified cost $1,555,756,786)                                         1,569,401,778
Cash                                                                                                                         641
Income receivable                                                                                                      5,194,023
  TOTAL ASSETS                                                                                                     1,574,596,442
LIABILITIES:
Payable for investments purchased                                                          343,391,123
Income distribution payable                                                                    530,315
Accrued expenses                                                                                63,018
  TOTAL LIABILITIES                                                                                                  343,984,456
Net assets for 124,493,400 shares outstanding                                                                    $ 1,230,611,986
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                  $ 1,244,568,768
Net unrealized appreciation of investments                                                                            13,644,992
Accumulated net realized loss on investments                                                                         (27,732,987   )
Undistributed net investment income                                                                                      131,213
  TOTAL NET ASSETS                                                                                               $ 1,230,611,986
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS
PER SHARE:
$1,230,611,986 {divide} 124,493,400 shares outstanding, no par value, unlimited                                            $9.88
shares authorized

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS
Year Ended December 31, 2006

INVESTMENT INCOME:
Interest                                                                                                      $ 62,354,982
EXPENSES:
Administrative personnel and services fee (Note 5)                                      $   889,776
Custodian fees                                                                               59,526
Transfer and dividend disbursing agent fees                                                  16,694
 and expenses
Directors'/Trustees' fees                                                                    15,079
Auditing fees                                                                                21,000
Legal fees                                                                                    8,343
Portfolio accounting fees                                                                   146,901
Insurance premiums                                                                           11,611
Miscellaneous                                                                                 3,448
  TOTAL EXPENSES                                                                          1,172,378
Waiver of administrative personnel and services fee (Note 5)       $ (889,776)
Net expenses                                                                                                       282,602
Net investment income                                                                                           62,072,380
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                                                                (9,018,349)
Net change in unrealized depreciation                                                                           14,668,403
of investments
Net realized and unrealized gain on investments                                                                  5,650,054
Change in net assets resulting from operations                                                                $ 67,722,434

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS


YEAR ENDED DECEMBER 31                                                                             2006                     2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                   $    62,072,380           $   45,142,175
Net realized loss on investments                                                             (9,018,349   )           (9,378,020   )
Net change in unrealized appreciation/depreciation of investments                            14,668,403              (13,581,490   )
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                             67,722,434               22,182,665
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                    (63,565,744   )          (46,895,289   )
SHARE TRANSACTIONS:
Proceeds from sale of shares                                                                472,210,000              376,680,072
Net asset value of shares issued to shareholders in payment of distributions declared        61,327,124               43,253,261
Cost of shares redeemed                                                                    (256,487,303   )         (236,742,115   )
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                    277,049,821              183,191,218
Change in net assets                                                                        281,206,511              158,478,594
NET ASSETS:
Beginning of period                                                                         949,405,475              790,926,881
End of period (including undistributed (distributions in excess of) net investment      $ 1,230,611,986           $  949,405,475
income of $131,213 and $(1,698,915), respectively)

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


December 31, 2006

1.    ORGANIZATION
Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is to provide total return by investing in U.S. Treasury bills, notes, bonds, discount notes and mortgage-backed securities issued or guaranteed by the U.S. government. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the Securities Act of 1933.

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed- income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.


PREMIUM AND DISCOUNT AMORTIZATION/ PAYDOWN GAINS AND LOSSES
All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.


FEDERAL TAXES
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

DOLLAR ROLL TRANSACTIONS
The Fund enters into dollar roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3.    SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

YEAR ENDED DECEMBER 31                         2006             2005

Shares sold                                 48,368,579       37,513,351
Shares issued to shareholders
 in payment of distributions declared        6,241,796        4,311,779
Shares redeemed                            (25,892,604)     (23,769,763)
   NET CHANGE RESULTING FROM
   SHARE TRANSACTIONS                       28,717,771       18,055,367

4.    FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for dollar roll transactions.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005, was as follows:

                             2006            2005
 Ordinary income1     $63,565,744     $46,895,289
1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

----------------------------------------------------
 Undistributed ordinary income       $      131,213
 Net unrealized appreciation         $   17,572,662
 Capital loss carryforward           $ (31,660,657)

At December 31, 2006, the cost of investments for federal tax purposes was $1,551,829,116. The net unrealized appreciation of investments for federal tax purposes was $17,572,662. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,812,409 and net unrealized depreciation from investments for those securities having an excess of cost over value of $239,747.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At December 31, 2006, the Fund had a capital loss carryforward of $31,660,657 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR     EXPIRATION AMOUNT
 2012                       $6,069,029
 2013                       $6,890,426
 2014                      $18,701,202
5.    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Management Investment Company is the Fund's investment adviser (the "Adviser"), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the 1933 Act.


ADMINISTRATIVE FEE
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

 ADMINISTRATIVE FEE AVERAGE AGGREGATE DAILY NET ASSETS
                    OF THE FEDERATED FUNDS
 0.150%             on the first $5 billion
 0.125%             on the next $5 billion
 0.100%             on the next $10 billion
 0.075%             on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2006, FAS voluntarily waived its entire fee.


GENERAL
Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended December 31, 2006, were as follows:

-----------------------------
 Purchases       $ 8,019,937
 Sales           $     3,523



7.     LINE OF CREDIT
On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of December 31, 2006, there were no outstanding loans. During the year ended December 31, 2006, the Fund did not utilize the LOC.


8.    LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


9.    RECENT ACCOUNTING PRONOUNCEMENTS
In July, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF TRUSTEES OF FEDERATED CORE TRUST AND SHAREHOLDERS OF
FEDERATED MORTGAGE CORE PORTFOLIO
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mortgage Core Portfolio (one of the portfolios constituting Federated Core Trust), (the "Fund") as of December 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.





Boston, Massachusetts

February 16, 2007

BOARD OF TRUSTEES AND TRUST OFFICERS


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.


INTERESTED TRUSTEES BACKGROUND

NAME                PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS, OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)
BIRTH DATE
ADDRESS
POSITIONS HELD
WITH TRUST
DATE SERVICE
BEGAN
JOHN F.             PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated
DONAHUE*            Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Birth Date:         PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and
July 28, 1924       Chairman and Director, Federated Investment Counseling.
TRUSTEE
Began serving:
August 1996

J. CHRISTOPHER      PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated Fund Complex; Director or
DONAHUE*            Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director,
Birth Date:         Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
April 11, 1949      Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated
TRUSTEE             Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
Began serving:      Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
June 2006
                    PREVIOUS POSITIONS: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
                    Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of
ELLIS, M.D.*        Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and
Birth Date:         Internist, University of Pittsburgh Medical Center.
October 11,
1932                OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of America.
3471 Fifth
Avenue              PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.
Suite 1111
Pittsburgh, PA
TRUSTEE
Began serving:
August 1996

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

NAME              PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS, OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)
BIRTH DATE
ADDRESS
POSITIONS
HELD WITH
TRUST
DATE SERVICE
BEGAN
THOMAS G.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
BIGLEY
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director,
February 3,       University of Pittsburgh.
1934
15 Old Timber     PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
August 1996

JOHN T.           PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment
CONROY, JR.       Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.
Birth Date:
June 23, 1937     PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice President, John R. Wood and
Investment        Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development
Properties        Corporation.
Corporation
3838 North
Tamiami Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1996

NICHOLAS P.       PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
CONSTANTAKIS
Birth Date:       OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and
September 3,      energy services worldwide).
1939
175 Woodshire     PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
February 1998

JOHN F.           PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services
CUNNINGHAM        company).
Birth Date:
March 5, 1943     OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic
353 El Brillo     business consulting); Trustee Associate, Boston College.
Way
Palm Beach,       PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of
FL                the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang
TRUSTEE           Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Began
serving:
January 1999

PETER E.           PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
MADDEN
Birth Date:       OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942              PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and
One Royal         Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and
Palm Way          Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock
100 Royal         Exchange.
Palm Way
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1996

CHARLES F.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Management Consultant.
MANSFIELD,
JR.               PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst &
Birth Date:       Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC
April 10,         Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance,
1945              Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing,
80 South Road     communications and technology).
Westhampton
Beach, NY
TRUSTEE
Began
serving:
January 1999

JOHN E.           PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated
MURRAY, JR.,      Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
J.D., S.J.D.
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering, construction, operations and technical
December 20,      services).
1932
Chancellor,       PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of
Duquesne          Law; Dean and Professor of Law, Villanova University School of Law.
University
Pittsburgh,
PA
TRUSTEE
Began
serving:
August 1996

THOMAS M.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator
O'NEILL           Management Company, L.P. (investment and strategic consulting).
Birth Date:
June 14, 1951     OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston;
95 Standish       Visiting Committee on Athletics, Harvard College.
Street
P.O. Box 2779     PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet
Duxbury, MA       Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner,
TRUSTEE           Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit
Began             Analyst and Lending Officer, Fleet Bank.
serving:
October 2006

MARJORIE P.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex.
SMUTS
Birth Date:       PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum
June 21, 1935     Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
August 1996

JOHN S. WALSH     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc.
Birth Date:       (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc.
November 28,      (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
1957              Products, Inc.
2604 William
Drive             PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999

JAMES F. WILL     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and
Birth Date:       President, Saint Vincent College.
October 12,
1938              OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
721 E.
McMurray Road     PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive
McMurray, PA      Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
TRUSTEE
Began
serving:
June 2006


OFFICERS

NAME               PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS AND PREVIOUS POSITION(S)
BIRTH DATE
POSITIONS HELD
WITH TRUST
DATE BEGAN
SERVING
JOHN W.            PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman,
MCGONIGLE          Executive Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26,        PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling;
1938               Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE VICE
PRESIDENT
AND SECRETARY
Began serving:
November 1997

RICHARD A.         PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice
NOVAK              President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.,
Birth Date:        Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
December 25,
1963               PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services
TREASURER          Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur
Began serving:     Andersen & Co.
January 2006

RICHARD B.         PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER             Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17, 1923       PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex;
VICE PRESIDENT     Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated
Began serving:     Securities Corp.
November 1997

JOHN B. FISHER     PRINCIPAL OCCUPATIONS: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
Birth Date:        Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment
May 16, 1956       Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of
PRESIDENT          some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Began serving:
November 2004      PREVIOUS POSITIONS: President and Director of the Institutional Sales Division of Federated Securities Corp.;
                   President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director,
                   Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution
                   Services, Inc. and President, Technology, Federated Services Company.

BRIAN P. BOUDA     PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice
Birth Date:        President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its
February 28,       subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State
1947               Bar Association of Wisconsin.
CHIEF
COMPLIANCE
OFFICER
AND SENIOR
VICE PRESIDENT
Began serving:
August 2004

ROBERT             PRINCIPAL OCCUPATIONS: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a
J. OSTROWSKI       Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and
Birth Date:        also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997.
April 26, 1963     Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie
CHIEF              Mellon University.
INVESTMENT
OFFICER
Began serving:
May 2004

TODD A.            PRINCIPAL OCCUPATIONS: Todd A. Abraham has been the Fund's Portfolio Manager since February 1999. He is Vice
ABRAHAM            President of the Trust. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's
Birth Date:        Adviser since 1997 Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice
February 10,       President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage
1966               Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola
VICE PRESIDENT     College.
Began serving:
May 2003

MARK E.            PRINCIPAL OCCUPATIONS: Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and
DURBIANO           has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988
Birth Date:        through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a
September 21,      Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.
1959
VICE PRESIDENT
Began serving:
November 1998


EVALUATION AND APPROVAL OF ADVISORY CONTRACT


FEDERATED MORTGAGE CORE PORTFOLIO
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling

1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.



QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses, and other information.







Cusip 31409N200

30129 (2/07)











HIGH-YIELD BOND PORTFOLIO

A PORTFOLIO OF FEDERATED CORE TRUST


ANNUAL SHAREHOLDER REPORT
December 31, 2006

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

YEAR ENDED DECEMBER 31                              2006             2005               2004               2003             2002
NET ASSET VALUE, BEGINNING OF PERIOD               $6.71            $7.08              $6.93              $6.11            $6.51
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               0.58             0.57 1             0.58               0.60             0.63
Net realized and unrealized gain (loss) on          0.17            (0.34 )             0.17               0.82            (0.39 )
investments
 TOTAL FROM INVESTMENT OPERATIONS                   0.75             0.23               0.75               1.42             0.24
LESS DISTRIBUTIONS:
Distributions from net investment income           (0.58 )          (0.60 )            (0.60 )            (0.60 )          (0.64 )
NET ASSET VALUE, END OF PERIOD                     $6.88            $6.71              $7.08              $6.93            $6.11
TOTAL RETURN2                                      11.67 %           3.44 %            11.40 %            24.32 %           3.90 %

RATIOS TO AVERAGE NET ASSETS:
Net expenses                                        0.03 %           0.03 %             0.03 %             0.03 %           0.03 %
Net investment income                               8.45 %           8.28 %             8.39 %             8.95 %          10.03 %
Expense waiver/reimbursement3                       0.08 %           0.08 %             0.08 %             0.08 %           0.08 %
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)         $823,555         $936,652         $1,127,462         $1,198,678         $797,496
Portfolio turnover                                    33 %             34 %               43 %               38 %             39 %

1 Per share numbers have been calculated using the average shares method.
2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                    BEGINNING            ENDING    EXPENSES PAID
                                ACCOUNT VALUE     ACCOUNT VALUE   DURING PERIOD1
                                     7/1/2006        12/31/2006

ACTUAL                              $1,000         $1,081.70              $0.16
HYPOTHETICAL
    (ASSUMING A 5%
     RETURN BEFORE EXPENSES)        $1,000         $1,025.05              $0.15

1 Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The fund's total return, based on net asset value, for the 12-month reporting period was 11.67%. The total return of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI),1 a broad-based securities market index, was 10.76% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the LBHY2%ICI.

HIGH-YIELD MARKET OVERVIEW
The high-yield market delivered attractive returns relative to most other domestic fixed-income asset classes over the reporting period. The main factor driving the high-yield market's attractive performance was continued solid growth in the United States economy. This occurred despite considerable economic uncertainty relating to hurricane, induced high energy prices at the beginning of the reporting period and later by weakness in the housing market. This solid economic performance led to attractive corporate earnings growth and lower perceived credit risk.

Low default rates during the reporting period helped the high-yield market. The 2006 calendar year saw very little default activity and, while final numbers are not yet available, is expected to record the first sub 1% par value default rate since 1984.2 The 2006 default rate was considerably lower than the 3.37% recorded in 2005 and the average of 3.56% recorded between 1978 and 2005. This lower default rate is a by product of the solid economy and a very generous financing environment characterized by strong demand for high-yield bonds.

The high-yield market also benefited from strong returns in the equity markets especially in the second half of the reporting period. Strong equity returns bolstered confidence that the slow down in economic growth in the second half of the reporting period was a healthy mid-cycle slowdown and not something more ominous.

Also working to the market's advantage was the Federal Reserve Board's (the "Fed") decision to pause its lifting of the Federal Funds Target Rate after 17 consecutive increases dating back to June 30, 2004. This pause, and the market's interpretation that the next move may be a decrease, bolstered investor's confidence that the Fed would not overshoot its goal of combating inflation and choke off economic expansion.

Finally, a substantial amount of new issue supply was met with seemingly insatiable demand as investors reached for additional yield in response to the low default, low volatility environment. These factors led to declining credit spreads. For example, the spread between the Credit Suisse High Yield Bond Index3 and comparable Treasurys decreased from 3.88% on December 31, 2005 to 3.18% on December 31, 2006.

Within the high-yield market, higher levels of risk were clearly rewarded as the lower quality CCC-rated sector of the market returned 17.93% while the B-rated sector returned 10.22% and the BB-rated sector returned 8.09%. From an industry sector standpoint, the Automotive, Media - Cable, Consumer Products, Retail and Building Material sectors substantially outperformed the LBHY2%ICI. The Health Care, Energy, Lodging, Gaming, Food & Beverage and Home Construction sectors substantially underperformed the LBHY2%ICI.

1 The LBHY2%ICI is the 2% Issuer Cap component of the Lehman Brothers
U.S. Corporate High Yield Index. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least 1 year to maturity. The index is unmanaged, and investments cannot be made directly in an index.
2 Source: Altman High Yield Bond Default and Return Report
3 Credit Suisse First Boston High Yield Index serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from BBB to CCC and defaults. Morningstar receives and publishes this figure as a monthly total return. Investments cannot be made in an index. The index is unmanaged, and unlike the fund, is not affected by cash flows.

FUND PERFORMANCE
The fund outperformed the LBHY2%ICI during the reporting period. Compared to the LBHY2%ICI, overall security selection positively impacted performance. This was especially true in the Automotive, Chemicals, Food and Beverage, Health Care, Media - Non-Cable, Industrial - Other and Retail Industry sectors. The fund also benefited from having an underweight position in the weaker performing Energy and Electric Utility sectors. The fund's performance was also aided by an overweight position in the lower quality CCC-rated sector and an underweight position in the higher quality BB-rated sector. Specific fund holdings that outperformed the LBHY2%ICI included: General Nutrition Center, General Motors Corp. including General Motors Acceptance Corp., Advanced Accessories Systems, a supplier of auto parts, Stanadyne Corp., a parts supplier for heavy duty vehicles, CDRV Investors, Inc., a laboratory equipment distributor, Doane Pet Food and Charter Communications Holdings, a multiple system cable operator.

The fund's performance was negatively impacted by an underweight and poor security selection in the Media - Cable sector and by an overweight position in the Food & Beverage sector. Specific fund holdings that substantially underperformed the LBHY2%ICI included: MagnaChip Semiconductor, HCA, Inc., a large owner of for profit hospitals, 155 East Tropicana LLC, a Las Vegas casino operator, Abitibi-Consolidated, Inc., a large forest product company, Covalence Specialty Materials Corp., a plastic packaging company, Eurofresh, Inc., a grower and marketer of tomatoes, and Station Casinos, Inc.




PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, CALL 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in High-Yield Bond Portfolio (the "Fund") from January 31, 1998 (start of performance) to December 31, 2006, compared to the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI).2

 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/2006
 1 YEAR                                                            11.67%
 5 YEARS                                                           10.70%
 START OF PERFORMANCE (1/31/1998)                                   5.80%




PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, CALL 1-800-341-7400. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2 The LBHY2%ICI is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At December 31, 2006, the Fund's index classification1 was as follows:

 INDEX CLASSIFICATION                     PERCENTAGE OF
                                       TOTAL NET ASSETS
 MEDIA - NON-CABLE                                 9.8%
 HEALTH CARE                                       7.8%
 INDUSTRIAL - OTHER                                6.5%
 CHEMICALS                                         5.6%
 GAMING                                            5.6%
 UTILITY - NATURAL GAS                             5.3%
 CONSUMER PRODUCTS                                 4.8%
 FOOD & BEVERAGE                                   4.6%
 TECHNOLOGY                                        4.4%
 UTILITY - ELECTRIC                                4.4%
 AUTOMOTIVE                                        3.3%
 WIRELINE COMMUNICATIONS                           2.8%
 WIRELESS COMMUNICATIONS                           2.7%
 OTHER2                                           24.1%
 CASH EQUIVALENTS3                                 6.0%
 OTHER ASSETS AND LIABILITIES-NET4                 2.3%
  TOTAL                                          100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.
2 For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation "Other."
3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


December 31, 2006

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
    OR SHARES
                   CORPORATE BONDS-91.3%
                   AEROSPACE/DEFENSE-1.8%
  $  3,150,000     Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                           $   3,157,875
       500,000   3 Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009                                              350
     2,825,000     DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                      2,860,312
     1,550,000     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                 1,604,250
     1,125,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                              1,105,313
     3,400,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013                                              3,349,000
       875,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                       848,750
     1,625,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015                          1,616,875
                    TOTAL                                                                                                 14,542,725
                   AUTOMOTIVE-3.3%
     2,050,000     Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                     1,624,625
     2,925,000     Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                          2,310,750
     3,675,000     Ford Motor Credit Co., Floating Rate Note - Sr. Note, 8.11%, 1/13/2012                                  3,646,096
     3,725,000     Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                          3,651,424
     1,125,000     Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011                                                      1,204,327
     2,400,000     Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016                                              2,375,566
     1,600,000     General Motors Corp., Deb., 7.40%, 9/1/2025                                                             1,360,000
     1,550,000     General Motors Corp., Note, 7.125%, 7/15/2013                                                           1,464,750
     1,850,000     General Motors Corp., Note, 8.375%, 7/15/2033                                                           1,720,500
       775,000     TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013                                                         835,063
     2,225,000     TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                                                  2,450,281
     1,550,000     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                             1,588,750
     2,750,000     United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                               2,860,000
                    TOTAL                                                                                                 27,092,132
                   BUILDING MATERIALS-1.6%
     1,250,000     Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010                              1,284,375
       878,000     Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.36%, 6/15/2012                             893,365
       825,000     Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                          814,688
     1,125,000     Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                           1,170,000
     3,425,000     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                 2,911,250
     1,125,000     Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                                 793,125
     1,275,000     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                   1,255,875
     2,475,000 1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                                2,617,313
       950,000     Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                        969,000
                    TOTAL                                                                                                 12,708,991
                   CHEMICALS-5.4%
     3,950,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013                                3,782,125
     2,050,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                              2,034,625
     5,334,000     Crystal US Holdings, Sr. Disc. Note, 10/1/2014                                                          4,613,910
     2,078,000     Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                                                   2,306,580
     1,350,000     Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                      1,441,125
     1,400,000     Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009                                                       1,473,500
     3,850,000 1,2 Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014                                            3,922,188
     2,450,000 1,2 Invista, Unit, 9.25%, 5/1/2012                                                                          2,639,875
     1,719,000     Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                       1,878,008
     3,750,000     Lyondell Chemical Co., Sr. Unsecd. Note, 8.25%, 9/15/2016                                               3,956,250
       725,000 1,2 Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014                                                               747,656
     1,550,000 1,2 Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016                                                             1,613,938
     1,400,000     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                                            1,141,000
       950,000     Nalco Co., Sr. Note, 7.75%, 11/15/2011                                                                    976,125
     2,625,000     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                            2,792,344
     4,400,000 1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                               4,543,000
     2,000,000     PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013                                                    1,980,000
       925,000     Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                                988,391
     1,300,000     Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                         1,412,315
                    TOTAL                                                                                                 44,242,955
                   CONSTRUCTION MACHINERY-0.3%
     2,525,000     Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                             2,685,968
     1,775,000   3 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2049                                                     0
                    TOTAL                                                                                                  2,685,968
                   CONSUMER PRODUCTS-4.8%
     3,525,000     AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                            3,102,000
       778,953     AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012                                       833,479
     2,900,000     Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                                                          3,081,250
     1,025,000     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                              1,054,468
     1,925,000     American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                    1,987,562
     2,475,000     Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                               2,431,687
       325,000 1,3 Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008                                               0
       925,000 1,3 Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                                                        0
     6,375,000     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                               5,657,813
     3,500,000     Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                      3,561,250
     1,650,000     Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                                  1,716,000
     4,300,000     Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                             4,504,250
       875,000     Rayovac Corp., Sr. Sub. Note, 8.50%, 10/1/2013                                                            822,500
     1,525,000     Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                     1,601,250
     3,680,000     Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                                  3,201,600
     3,375,000     True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                              2,953,125
     3,075,000     Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                        3,182,625
                    TOTAL                                                                                                 39,690,859
                   ENERGY-2.1%
     2,400,000     Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016                                       2,376,000
     3,225,000     Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                          3,184,687
     1,525,000     Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013                                                     1,595,531
     1,550,000 1,2 Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016                                         1,596,500
       750,000     Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015                                        735,000
     1,150,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                      1,221,875
     2,800,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                 2,721,309
     1,625,000     Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                 1,592,500
     1,150,000     Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                 1,184,500
       750,000     Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                    772,500
                    TOTAL                                                                                                 16,980,402
                   ENTERTAINMENT-1.5%
     1,750,000     AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014                                                 1,745,625
     1,875,000     Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                                                            1,996,875
     4,700,000     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                      4,059,625
     1,850,000 1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 10.12%, 4/1/2012                                         1,859,250
     1,500,000     Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                    1,614,375
       725,000     Universal City Florida Holding Co., Floating Rate Note, 10.12125%, 5/1/2010                               752,188
                    TOTAL                                                                                                 12,027,938
                   ENVIRONMENTAL-1.1%
     2,875,000     Allied Waste North America, Inc., Company Guarantee, Series B, 8.50%, 12/1/2008                         3,036,718
     3,100,000     Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016                                     3,084,500
     1,500,000     Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021                                                 1,597,500
     1,479,000     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                  1,653,698
                    TOTAL                                                                                                  9,372,416
                   FINANCIAL INSTITUTIONS-1.8%
     2,050,000     American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                   2,070,500
     4,375,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                      4,491,896
     6,950,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                       8,002,237
                    TOTAL                                                                                                 14,564,633
                   FOOD & BEVERAGE-4.6%
     4,450,000     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                               3,982,750
     2,000,000     B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                    2,030,000
     2,300,000     Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008                               2,363,250
       775,000     Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016                                                     800,187
     3,525,000     Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                              3,613,125
     3,550,000     Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016                                                      3,603,250
     4,250,000     Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                        4,228,750
     1,225,000     Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008                                                 900,375
     3,150,000 1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                            2,937,375
     3,300,000     Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                   3,440,250
     2,100,000 1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                  2,304,750
     2,675,000     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                    2,768,625
     1,075,000     Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013                                                 1,126,063
     4,300,000     Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                              3,891,500
                    TOTAL                                                                                                 37,990,250
                   GAMING-5.6%
     2,850,000     155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                                                 2,465,250
     2,150,000     Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012                                                      2,257,500
     2,975,000 1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                            3,201,844
     1,775,000     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                 1,872,625
     2,100,000     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                   2,016,000
     1,575,000     Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                  1,606,500
     5,525,000     MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                                 5,138,250
     4,000,000     MGM Mirage, Sr. Note, 8.50%, 9/15/2010                                                                  4,300,000
     3,025,000     MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                    3,206,500
     3,275,000     Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                                                  3,369,156
     4,225,000     Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                        4,425,688
     1,725,000     Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011                                        1,813,406
     1,225,000     Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                              1,206,625
     2,250,000 1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                  2,323,125
       600,000     Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012                                                          572,250
       525,000     Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016                                                         531,563
     2,325,000     Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014                                                   2,077,969
     1,850,000 1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                     1,924,000
     2,000,000     Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                    1,997,500
                    TOTAL                                                                                                 46,305,751
                   HEALTH CARE-7.8%
     1,400,000     AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                    1,522,500
     2,425,000     Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                            2,528,062
     4,650,000     AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                                    5,056,875
     1,650,000     Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                           1,604,625
     6,075,000     CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                                                4,738,500
     2,775,000     CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                       2,997,000
     3,350,000     Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                                              3,534,250
     4,600,000     Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                  4,565,363
     2,350,000     HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                   1,927,000
     7,100,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016                                               7,623,625
     8,125,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016                                              8,754,688
     2,325,000 1,2 National Mentor, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                                  2,481,938
     2,400,000     Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                       2,382,000
     1,925,000     Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                            1,929,813
     3,250,000     VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                                                3,363,750
     2,750,000     Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                            2,798,125
     1,525,000     Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                             1,570,750
     2,475,000     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                          2,543,063
     2,275,000     Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                            2,400,125
                    TOTAL                                                                                                 64,322,052
                   INDUSTRIAL - OTHER-6.4%
     4,350,000     ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                      4,295,625
     1,925,000     American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                            1,823,937
     3,900,000 1,2 Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                                                   4,192,500
     3,125,000 1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                      3,222,656
     3,675,000     Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012                                             4,073,296
     2,200,000     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                    2,299,000
       750,000 1,2 ESCO Corp., Floating Rate Note - Sr. Note, 9.235%, 12/15/2013                                             765,000
       700,000 1,2 ESCO Corp., Sr. Note, 8.625%, 12/15/2013                                                                  722,750
     2,950,000 1,2 Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                               3,134,375
     2,025,000     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                  2,030,063
     1,675,000     Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                                1,729,438
     4,975,000 1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                                4,788,438
     1,900,000 1,2 Mobile Services Group, Inc./Mobile Storage Group, Inc., Sr. Note, 9.75%, 8/1/2014                       1,995,000
       400,000     Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012                                                      437,000
     3,300,000     Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                    3,531,000
     1,825,000 1,2 Rental Service Corp., Sr. Note, 9.50%, 12/1/2014                                                        1,893,438
     2,960,905     Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                    3,197,777
     2,150,000     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                        2,160,750
     2,425,000     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                       2,503,813
     1,675,000     Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015                                                     1,147,375
     1,575,000     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                           1,645,875
     1,475,000     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                               1,469,469
                    TOTAL                                                                                                 53,058,575
                   LODGING-1.7%
     1,625,000     Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                                  1,620,938
     1,150,000     Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016                                                       1,157,188
     1,000,000 1,2 Host Marriott LP, Sr. Note, 6.875%, 11/1/2014                                                           1,017,500
     3,125,000     Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013                                                       3,210,938
     1,325,000     Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013                                                 1,434,313
     2,650,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                                2,710,507
     1,800,000     Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012                          1,903,075
     1,250,000     Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007                                       1,255,206
                    TOTAL                                                                                                 14,309,665
                   MEDIA - CABLE-2.3%
     1,961,000     CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015                                                            2,022,281
     1,150,000     CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009                                                         1,197,437
     1,350,000     CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008                                                          1,368,562
     1,560,000     CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                                        1,583,400
       625,000     Charter Communications Holdings II, Company Guarantee, 10.25%, 10/1/2013                                  668,750
     5,000,000     Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                         5,256,250
     5,325,000     Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014                                            5,930,719
       700,000     Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                              687,750
                    TOTAL                                                                                                 18,715,149
                   MEDIA - NON-CABLE-9.8%
     1,950,000     Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011                                2,047,500
     1,700,000     Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010                                             1,838,125
       925,000     Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011                                          964,312
     3,100,480     Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                              3,069,475
       900,000     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                     895,500
     3,200,000     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                          3,348,000
     1,000,000     CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                          1,030,000
       600,000     DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                         578,250
     2,974,000     DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                       3,107,830
     5,264,000     Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                          5,764,080
     4,225,000     Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                                         4,129,937
     3,825,000 1,2 Idearc, Inc., Sr. Note, 8.00%, 11/15/2016                                                               3,901,500
     7,100,000 1,2 Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                      7,827,750
     4,675,000     Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                               3,576,375
     2,625,000     Intelsat Subsidiary Holding Co. Ltd., Floating Rate Note - Sr. Note, 10.48438%, 1/15/2012               2,661,094
     1,775,000     Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                       1,854,875
       600,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                       597,750
     1,475,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                     1,469,469
     1,825,000     Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                                                       1,868,344
       950,000 1,2 Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014                                                   999,875
       925,000 1,2 Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 10.00%, 8/1/2014                                     1,007,094
     1,625,000     Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                     1,667,656
     1,900,000     R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                                        2,080,500
     2,600,000     R.H. Donnelley Corp., Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013                                     2,505,750
     1,425,000     R.H. Donnelley Corp., Sr. Disc. Note, Series W1, 6.875%, 1/15/2013                                      1,373,344
     2,700,000     R.H. Donnelley Corp., Sr. Note, Series A-3, 8.875%, 1/15/2016                                           2,848,500
     2,550,000 1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                         2,846,438
     2,300,000     Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011                                2,374,750
     1,625,000     Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013                                        1,606,719
     2,625,000     Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013                           2,743,125
     4,775,000 1,2 WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                                      4,936,156
     3,175,000     XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                     3,190,875
       413,537     Ziff Davis Media, Inc., Company Guarantee, Series B, 12.00%, 8/12/2009                                    229,513
                    TOTAL                                                                                                 80,940,461
                   METALS & MINING-0.7%
     1,825,000 1,2 Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014                                                 1,843,250
     1,475,000 1,2 Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016                                           1,486,062
     2,450,000 1,2 Novelis, Inc., Sr. Note, 8.25%, 2/15/2015                                                               2,382,625
     2,000,000   3 Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009                                 0
                    TOTAL                                                                                                  5,711,937
                   PACKAGING-1.8%
     3,100,000     Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                 3,092,250
     1,525,000 1,2 Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014                                                 1,555,500
     1,375,000 1,2 Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016                                    1,265,000
     3,000,000     Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                         3,127,500
     2,600,000     Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                                                   2,743,000
     1,475,000     Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013                               1,532,156
     1,225,000 1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                         1,280,125
       520,679 1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                           24,160
                    TOTAL                                                                                                 14,619,691
                   PAPER-1.9%
     1,825,000     Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                                                  1,587,750
     4,050,000     Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                  4,293,000
     2,184,000     Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012                                            2,140,320
     3,550,000     MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                 3,780,750
       800,000     Mercer International, Inc., 9.25%, 2/15/2013                                                              786,000
     2,875,000     NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                          3,054,688
                    TOTAL                                                                                                 15,642,508
                   RESTAURANTS-0.6%
     1,075,000     Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                      1,096,500
     1,525,000     El Pollo Loco, Inc., Company Guarantee, 11.75%, 11/15/2013                                              1,662,250
     2,075,000     Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014                               2,038,688
                    TOTAL                                                                                                  4,797,438
                   RETAILERS-1.9%
       575,000     AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014                                                     582,187
       575,000     AutoNation, Inc., Floating Rate Note - Sr. Note, 7.37375%, 4/15/2013                                      580,750
     3,875,000     Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                           3,981,562
     2,406,000     FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                              2,421,037
     1,100,000     General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010                                               1,135,750
     2,600,000     NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                               2,041,000
     2,000,000     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                               1,930,000
     1,676,000     Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                                                          1,918,547
       975,000 1,2 United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016                                                 984,750
                    TOTAL                                                                                                 15,575,583
                   SERVICES-0.8%
     3,175,000     Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013                                         3,603,625
     1,750,000 1,2 West Corp., Sr. Note, 9.50%, 10/15/2014                                                                 1,758,750
     1,500,000 1,2 West Corp., Sr. Sub. Note, 11.00%, 10/15/2016                                                           1,522,500
                    TOTAL                                                                                                  6,884,875
                   TECHNOLOGY-4.4%
     2,775,000 1,2 Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                2,594,625
     2,050,000 1,2 Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014                                                      2,121,750
     1,000,000     Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                                                 1,025,000
     1,950,000 1,2 Firestone Acquistion Corp., Sr. Note, 8.875%, 12/15/2014                                                1,952,438
     1,975,000     MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                          1,333,125
     2,250,000     SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                                2,399,063
     2,825,000     SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                               3,079,250
     1,550,000     Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016                                             1,565,500
     1,268,000     Smart Modular Technologies, Inc., Sr. Secd. Note, 10.87163%, 4/1/2012                                   1,344,080
     3,700,000     SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                      3,903,500
     2,750,000     SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                                 2,949,375
     3,500,000     UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                                              3,832,500
     2,900,000     Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                 3,146,500
     2,525,000     Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                         2,591,281
     2,375,000     iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014                                     2,452,188
                    TOTAL                                                                                                 36,290,175
                   TEXTILE-0.3%
     2,100,000     Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                        2,241,750
                   TOBACCO-0.4%
     2,900,000     Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                                3,093,001
                   TRANSPORTATION-1.4%
     1,025,000   3 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2049                                                0
     1,900,000 1,2 Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                 1,999,750
     4,025,000 1,2 Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                            4,447,625
       300,000     Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                      286,500
     4,350,000     Stena AB, Sr. Note, 9.625%, 12/1/2012                                                                   4,654,500
     1,050,000   3 The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2011                                                       0
                    TOTAL                                                                                                 11,388,375
                   UTILITY - ELECTRIC-4.4%
       950,000     CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                            985,625
     2,275,000     CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                                                            2,357,468
     4,725,000     Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                       5,032,125
     1,925,000     Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009                                                  2,002,000
     1,048,651 1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                       1,017,733
     1,375,000     NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                             1,388,750
     2,525,000     NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017                                                           2,537,625
     3,750,000     NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                            3,778,125
       350,000     Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                             361,052
     3,477,000     Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013                                                           3,772,326
       625,000     Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                  625,232
       875,000     Northwestern Corp., Note, 5.875%, 11/1/2014                                                               861,050
     4,625,000     PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                       5,087,500
     2,000,000     Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                         1,971,620
       850,000     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                              892,500
     2,000,000     TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014                                                        1,908,682
     1,725,000     TXU Corp., Sr. Note, Series Q, 6.50%, 11/15/2024                                                        1,633,732
                    TOTAL                                                                                                 36,213,145
                   UTILITY - NATURAL GAS-5.3%
     1,200,000     AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                       1,206,000
     1,675,000     AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015                                                1,704,312
     1,300,000     El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                                1,426,750
     1,775,000     El Paso Corp., Sr. Note, 8.05%, 10/15/2030                                                              1,979,125
     3,325,000     El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                                      3,495,406
     2,900,000     Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                     2,769,500
     3,500,000     Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                 3,456,250
       725,000     Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                    709,961
     2,250,000     Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                 2,311,560
     2,550,000 1,2 Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013                                        2,569,125
     1,750,000     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                         1,756,990
     1,975,000     Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                  1,979,938
     4,700,000     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                         5,734,935
     1,100,000     Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                       1,205,751
     2,275,000     Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                                            2,582,125
       250,000     Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016                                       253,750
     4,900,000     Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                            5,267,500
     3,425,000     Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                             3,690,438
                    TOTAL                                                                                                 44,099,416
                   WIRELESS COMMUNICATIONS-2.7%
     1,400,000     Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.12163%, 1/1/2013                           1,487,500
     2,275,000     Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                             2,431,406
     1,475,000 1,2 Cricket Communications, Inc., Sr. Note, 9.375%, 11/1/2014                                               1,563,500
     1,475,000 1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                 1,581,937
     3,150,000 1,2 MetroPCS Wireless, Inc., 9.25%, 11/1/2014                                                               3,307,500
     3,200,000     Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                 3,256,000
     2,700,000     Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.485%, 12/15/2010                        2,760,750
       550,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015                                                   599,500
     2,250,000     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                 2,413,125
     2,725,000     US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                     2,992,438
                    TOTAL                                                                                                 22,393,656
                   WIRELINE COMMUNICATIONS-2.8%
     2,825,000     AT&T Corp., Sr. Note, 8.00%, 11/15/2031                                                                 3,524,186
     2,750,000     Citizens Communications Co., 9.00%, 8/15/2031                                                           2,997,500
     1,825,000 1,2 Nordic Telephone Co. Holdings APS, Sr. Note, 8.875%, 5/1/2016                                           1,961,875
     9,950,000     Qwest Corp., Note, 8.875%, 3/15/2012                                                                   11,131,563
     2,025,000     Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                        2,189,531
     1,425,000 1,2 Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                            1,567,500
                    TOTAL                                                                                                 23,372,155
                    TOTAL CORPORATE BONDS                                                                                751,874,627
                    (IDENTIFIED COST $734,589,647)
                   COMMON STOCKS & WARRANTS-0.4%
                   CHEMICALS-0.2%
           704   3 General Chemical Industrial Products, Inc.                                                              1,014,365
           302   3 General Chemical Industrial Products, Inc., Warrants                                                      321,581
           407   3 General Chemical Industrial Products, Inc., Warrants                                                      506,890
                    TOTAL                                                                                                  1,842,836
                   CONSUMER PRODUCTS-0.0%
         1,003 1,3 Sleepmaster LLC                                                                                                10
                   FOOD & BEVERAGE-0.0%
        20,495     B&G Foods, Inc.                                                                                           410,309
                   INDUSTRIAL - OTHER-0.1%
       458,151 1,3 ACP Holdings Corp., Warrants                                                                              652,865
                   MEDIA - CABLE-0.1%
        29,925     NTL, Inc.                                                                                                 755,307
                   MEDIA - NON-CABLE-0.0%
         1,000 1,3 Advanstar, Inc., Warrants                                                                                      10
         1,800   3 XM Satellite Radio, Inc., Warrants                                                                         12,870
        19,800   3 Ziff Davis Media, Inc., Warrants                                                                              198
                    TOTAL                                                                                                     13,078
                   METALS & MINING-0.0%
         2,000 1,3 Republic Technologies International, Inc., Warrants                                                             0
        57,533   3 Royal Oak Mines, Inc.                                                                                         891
                    TOTAL                                                                                                        891
                   OTHER-0.0%
           171 1,3 CVC Claims Litigation LLC                                                                                       0
                   PACKAGING-0.0%
             5 1,3 Pliant Corp.                                                                                                    0
        57,000 1,3 Russell Stanley Holdings, Inc.                                                                                  0
                    TOTAL                                                                                                          0
                   PAPER-0.0%
         1,600 1,3 MDP Acquisitions PLC, Warrants                                                                             25,600
                    TOTAL COMMON STOCKS & WARRANTS                                                                         3,700,896
                    (IDENTIFIED COST $6,297,380)
                   PREFERRED STOCKS-0.0%
                   MEDIA - NON-CABLE-0.0%
           108     Ziff Davis Media, Inc., PIK Pfd., Series E-1                                                               11,340
                   (IDENTIFIED COST $0)
                   REPURCHASE AGREEMENT-6.0%
  $ 49,010,000     Interest in $1,500,000,000 joint repurchase agreement with 5.35%, dated 12/29/2006 under               49,010,000
                   which Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 11/25/2036 for $1,500,891,667 on 1/2/2007. The market value of the underlying securities at the end of the period was $1,533,551,251. (AT COST)
                    TOTAL INVESTMENTS-97.7%                                                                              804,596,863
                    (IDENTIFIED COST $789,897,027)4
                    OTHER ASSETS AND LIABILITIES - NET-2.3%                                                               18,957,728
                    TOTAL NET ASSETS-100%                                                                              $ 823,554,591


1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2006, these restricted securities amounted to $137,029,975, which represented 16.6% of total net assets.
2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At December 31, 2006, these liquid restricted securities amounted to $136,327,330, which represented 16.6% of total net assets.
3 Non-income producing security.
4 The cost of investments for federal tax purposes amounts to $798,097,753.
At December 31, 2006, the Fund had the following open credit default swap:

CREDIT DEFAULT        REFERENCE ENTITY              BUY/SELL RECEIVE    EXPIRATION    NOTIONAL   UNREALIZED
SWAPS COUNTERPARTY                                           FIXED RATE DATE            AMOUNT DEPRECIATION
Goldman Sachs and Co. Series 7 High Yield CDX Index Sell     3.25%      12/20/2011 $25,000,000    $(33,381)

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2006.

The following acronym is used throughout this portfolio:

 PIK -Payment in Kind
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


December 31, 2006

ASSETS:
Total investments in securities, at value (identified cost $789,897,027)                                          $  804,596,863
Cash                                                                                                                   5,709,061
Income receivable                                                                                                     14,371,876
Net receivable for swap contracts                                                                                        560,369
 TOTAL ASSETS                                                                                                        825,238,169
LIABILITIES:
Payable for investments purchased                                                             $ 687,040
Income distribution payable                                                                     960,605
Accrued expenses                                                                                 35,933
 TOTAL LIABILITIES                                                                                                     1,683,578
Net assets for 119,752,650 shares outstanding                                                                     $  823,554,591
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                   $  996,814,478
Net unrealized appreciation of investments and swap contracts                                                         14,666,455
Accumulated net realized loss on investments                                                                        (187,572,838 )
Distributions in excess of net investment income                                                                        (353,504 )
 TOTAL NET ASSETS                                                                                                 $  823,554,591
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
$823,554,591 {divide} 119,752,650 shares outstanding, no par value, unlimited shares                                       $6.88
authorized

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Year Ended December 31, 2006

INVESTMENT INCOME:
Dividends                                                                                                           $  1,425,691
Interest                                                                                                              68,535,004
 TOTAL INCOME                                                                                                         69,960,695
EXPENSES:
Administrative personnel and services fee (Note 5)                                              $ 656,613
Custodian fees                                                                                     37,571
Transfer and dividend disbursing agent fees and expenses                                           18,082
Directors'/Trustees' fees                                                                          11,114
Auditing fees                                                                                      22,442
Legal fees                                                                                          6,281
Portfolio accounting fees                                                                         137,022
Insurance premiums                                                                                  9,083
Miscellaneous                                                                                       5,738
 TOTAL EXPENSES                                                                                   903,946
Waiver of administrative personnel and services fee (Note 5)               $ (656,613 )
Net expenses                                                                                                             247,333
Net investment income                                                                                                 69,713,362
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SWAP
CONTRACTS:
Net realized gain on investments                                                                                       4,136,734
Net change in unrealized depreciation of swap contracts                                                                  (33,381  )
Net change in unrealized depreciation of investments                                                                  17,789,704
Net realized and unrealized gain on investments and swap contracts                                                    21,893,057
Change in net assets resulting from operations                                                                      $ 91,606,419

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




YEAR ENDED DECEMBER 31                                                                            2006                      2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                   $   69,713,362           $    79,680,158
Net realized gain on investments                                                             4,136,734                 8,086,449
Net change in unrealized appreciation/depreciation of investments and swap                  17,756,323               (56,225,465)
contracts
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                             91,606,419                31,541,142
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                   (70,822,598   )           (84,213,641)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                                                48,448,001               159,374,750
Net asset value of shares issued to shareholders in payment of distributions                61,375,960                74,158,873
declared
Cost of shares redeemed                                                                   (243,704,993   )          (371,671,785)
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                   (133,881,032   )          (138,138,162)
Change in net assets                                                                      (113,097,211   )          (190,810,661)
NET ASSETS:
Beginning of period                                                                        936,651,802             1,127,462,463
End of period (including distributions in excess of net investment income of            $  823,554,591           $   936,651,802
$(353,504) and $(348,618), respectively)

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


December 31, 2006

1. ORGANIZATION
Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of High-Yield Bond Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

The Fund's portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are accredited investors within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.


PREMIUM AND DISCOUNT AMORTIZATION
All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.


FEDERAL TAXES
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


SWAP AGREEMENTS
The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index or other reference instrument. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. For the year ended December 31, 2006, the Fund had no realized gains (losses) on swap contracts.

The Fund utilized credit default swap contracts. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund will receive the full notional value of the reference obligation. As a seller, the Fund receives a fixed rate of income throughout the term of the contract provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. The maximum exposure to loss of the notional value of credit default swaps outstanding at December 31, 2006 is $25,000,000. Credit default swap transactions involve greater risks than if a Fund had invested in reference obligation directly. Credit default swap contracts are marked to market daily based upon quotations from the counterparty and the change in value, if any, is recorded daily as unrealized gain or loss. An upfront payment made by the Portfolio is recorded as an asset on the statement of assets and liabilities. An upfront payment received by the Portfolio is recorded as a liability on the statement of assets and liabilities. The cash paid or received on a credit default swap is recognized as realized gains or losses when such a payment is paid or received.

Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract, from unanticipated changes in the value of the financial index on which the swap agreement is based, or from unfavorable changes in market conditions or interest rates. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

Swap contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.


RESTRICTED SECURITIES
Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at December 31, 2006, is as follows:

SECURITY                                                              ACQUISITION DATE     ACQUISITION COST
ACP Holdings Corp., Warrants                                          9/24/2003                          $0
Advanstar, Inc. Warrants                                              2/14/2001                     $82,173
CVC Claims Litigation LLC                                             3/26/1997                  $1,676,091
Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008     4/15/1998                    $303,285
Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009              4/15/1998                    $908,719
MDP Acquisitions PLC, Warrants                                        9/23/2002                          $0
Pliant Corp.                                                          7/18/2006                          $0
Republic Technologies International Inc., Warrants                    8/06/1999                          $0
Russell Stanley Holdings, Inc.                                        2/15/1999                  $2,739,848
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008      11/9/2001                          $0
Sleepmaster LLC                                                       12/23/2004                         $0

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

YEAR ENDED DECEMBER 31                                                        2006                2005
Shares sold                                                              7,117,672          23,632,483
Shares issued to shareholders in payment of distributions declared       9,100,098          10,880,785
Shares redeemed                                                        (36,157,724 )       (54,086,417 )
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                          (19,939,954 )       (19,573,149 )

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for defaulted interest and discount accretion/premium amortization on debt securities.

For the year ended December 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

                                  INCREASE (DECREASE)
UNDISTRIBUTED NET INVESTMENT INCOME     PAID-IN CAPITAL ACCUMULATED NET REALIZED LOSSES
$1,104,350                              $11,434         $(1,115,784)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005 was as follows:

                             2006            2005
 ORDINARY INCOME1     $70,822,598     $84,213,641
1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

 UNDISTRIBUTED ORDINARY INCOME       $      532,415
 NET UNREALIZED APPRECIATION         $    6,499,110
 CAPITAL LOSS CARRYFORWARD           $ (180,291,412 )

At December 31, 2006, the cost of investments for federal tax purposes was $798,097,753. The net unrealized appreciation of investments for federal tax purposes was $6,499,110. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,716,767 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,217,657.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for defaulted interest and discount accretion/premium amortization on debt securities.

At December 31, 2006, the Fund had a capital loss carryforward of $180,291,412 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR     EXPIRATION AMOUNT
 2009                      $46,190,070
 2010                      $88,455,746
 2011                      $45,645,596


The Fund used capital loss carryforwards of $1,877,720 to offset taxable capital gains realized during the year ended December 31, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Management Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the 1933 Act.

ADMINISTRATIVE FEE
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

 ADMINISTRATIVE FEE     AVERAGE AGGREGATE DAILY NET ASSETS
                        OF THE FEDERATED FUNDS
 0.150%                 ON THE FIRST $5 BILLION
 0.125%                 ON THE NEXT $5 BILLION
 0.100%                 ON THE NEXT $10 BILLION
 0.075%                 ON ASSETS IN EXCESS OF $20 BILLION

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2006, FAS voluntarily waived its entire fee.


GENERAL
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended December 31, 2006, were as follows:

 Purchases       $ 264,452,734
 Sales           $ 429,771,965

7.  LINE OF CREDIT
On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of December 31, 2006, there were no outstanding loans. During the year ended December 31, 2006, the Fund did not utilize the LOC.


8. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.


10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2006, 2.00% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended December 31, 2006, 2.00% qualify for the dividend received deduction available to corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF TRUSTEES OF FEDERATED CORE TRUST AND SHAREHOLDERS OF HIGH-YIELD BOND PORTFOLIO:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High-Yield Bond Portfolio (one of the portfolios constituting Federated Core Trust), (the "Fund") as of December 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High-Yield Bond Portfolio, a portfolio of Federated Core Trust, at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.





Boston, Massachusetts

February 16, 2007

BOARD OF TRUSTEES AND TRUST OFFICERS


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.


INTERESTED TRUSTEES BACKGROUND

NAME                PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,
BIRTH DATE          OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)
ADDRESS
POSITIONS HELD
WITH TRUST
DATE SERVICE
BEGAN
JOHN F.             PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated
DONAHUE*            Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Birth Date:
July 28, 1924       PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and
TRUSTEE             Chairman and Director, Federated Investment Counseling.
Began serving:
August 1996

J. CHRISTOPHER      PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated Fund Complex; Director or
DONAHUE*            Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director,
Birth Date:         Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
April 11, 1949      Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated
TRUSTEE             Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
Began serving:      Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
June 2006
                    PREVIOUS POSITIONS: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
                    Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of
ELLIS, M.D.*        Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and
Birth Date:         Internist, University of Pittsburgh Medical Center.
October 11,
1932                OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of America.
3471 Fifth
Avenue              PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.
Suite 1111
Pittsburgh, PA
TRUSTEE
Began serving:
August 1996

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

NAME              PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,
BIRTH DATE        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)
ADDRESS
POSITIONS
HELD WITH
TRUST
DATE SERVICE
BEGAN
THOMAS G.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
BIGLEY
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director,
February 3,       University of Pittsburgh.
1934
15 Old Timber     PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
August 1996

JOHN T.           PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment
CONROY, JR.       Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.
Birth Date:
June 23, 1937     PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice President, John R. Wood and
Investment        Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development
Properties        Corporation.
Corporation
3838 North
Tamiami Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1996

NICHOLAS P.       PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
CONSTANTAKIS
Birth Date:       OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and
September 3,      energy services worldwide).
1939
175 Woodshire     PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
February 1998

JOHN F.           PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services
CUNNINGHAM        company).
Birth Date:
March 5, 1943     OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic
353 El Brillo     business consulting); Trustee Associate, Boston College.
Way
Palm Beach,       PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of
FL                the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang
TRUSTEE           Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Began
serving:
January 1999

PETER E.           PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
MADDEN
Birth Date:       OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942              PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and
One Royal         Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and
Palm Way          Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock
100 Royal         Exchange.
Palm Way
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1996

CHARLES F.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Management Consultant.
MANSFIELD,
JR.               PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst &
Birth Date:       Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC
April 10,         Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance,
1945              Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing,
80 South Road     communications and technology).
Westhampton
Beach, NY
TRUSTEE
Began
serving:
January 1999

JOHN E.           PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated
MURRAY, JR.,      Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
J.D., S.J.D.
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering, construction, operations and technical
December 20,      services).
1932
Chancellor,       PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of
Duquesne          Law; Dean and Professor of Law, Villanova University School of Law.
University
Pittsburgh,
PA
TRUSTEE
Began
serving:
August 1996

THOMAS M.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator
O'NEILL           Management Company, L.P. (investment and strategic consulting).
Birth Date:
June 14, 1951     OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston;
95 Standish       Visiting Committee on Athletics, Harvard College.
Street
P.O. Box 2779     PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet
Duxbury, MA       Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner,
TRUSTEE           Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit
Began             Analyst and Lending Officer, Fleet Bank.
serving:
October 2006

MARJORIE P.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex.
SMUTS
Birth Date:       PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum
June 21, 1935     Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
August 1996

JOHN S. WALSH     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc.
Birth Date:       (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc.
November 28,      (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
1957              Products, Inc.
2604 William
Drive             PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999

JAMES F. WILL     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and
Birth Date:       President, Saint Vincent College.
October 12,
1938              OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
721 E.
McMurray Road     PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive
McMurray, PA      Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
TRUSTEE
Began
serving:
June 2006


OFFICERS

NAME               PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS AND PREVIOUS POSITION(S)
BIRTH DATE
POSITIONS HELD
WITH TRUST
DATE SERVICE
BEGAN
JOHN W.            PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman,
MCGONIGLE          Executive Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26,        PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling;
1938               Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE VICE
PRESIDENT
AND SECRETARY
Began serving:
November 1997

RICHARD A.         PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice
NOVAK              President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.,
Birth Date:        Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
December 25,
1963               PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services
TREASURER          Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur
Began serving:     Andersen & Co.
January 2006

RICHARD B.         PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER             Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17, 1923       PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex;
VICE PRESIDENT     Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated
Began serving:     Securities Corp.
November 1997

JOHN B. FISHER     PRINCIPAL OCCUPATIONS: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
Birth Date:        Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment
May 16, 1956       Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of
PRESIDENT          some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Began serving:
November 2004      PREVIOUS POSITIONS: President and Director of the Institutional Sales Division of Federated Securities Corp.;
                   President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director,
                   Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution
                   Services, Inc. and President, Technology, Federated Services Company.

BRIAN P. BOUDA     PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice
Birth Date:        President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its
February 28,       subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State
1947               Bar Association of Wisconsin.
CHIEF
COMPLIANCE
OFFICER
AND SENIOR
VICE PRESIDENT
Began serving:
August 2004

ROBERT             PRINCIPAL OCCUPATIONS: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a
J. OSTROWSKI       Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and
Birth Date:        also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997.
April 26, 1963     Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie
CHIEF              Mellon University.
INVESTMENT
OFFICER
Began serving:
May 2004

TODD A.            PRINCIPAL OCCUPATIONS: Todd A. Abraham is Vice President of the Trust. Mr. Abraham has been a Portfolio Manager
ABRAHAM            since 1995 and a Vice President of the Fund's Adviser since 1997 Mr. Abraham joined Federated in 1993 as an
Birth Date:        Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham
February 10,       served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst
1966               and received his M.B.A. in Finance from Loyola College.
VICE PRESIDENT
Began serving:
May 2003

MARK E.            PRINCIPAL OCCUPATIONS: Mark E. Durbiano has been the Fund's Portfolio Manager since December 1997. He is Vice
DURBIANO           President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a
Birth Date:        Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio
September 21,      Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received
1959               his M.B.A. in Finance from the University of Pittsburgh.
VICE PRESIDENT
Began serving:
November 1998


EVALUATION AND APPROVAL OF ADVISORY CONTRACT


HIGH-YIELD BOND PORTFOLIO
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.).

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses, and other information.

































































Cusip 31409N101

30175 (2/07)


















ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.


ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item. The Audit Committee consists of the following Board members: Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES
(a) Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $65,500

                  Fiscal year ended 2005 - $43,266



(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $161

            Fiscal year end 2005 - Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $111,153 respectively. Fiscal year end 2005 - Sarbanes Oxley sec. 302 procedures.



(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.





(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.



(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.



AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.



AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.



TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.



ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:



      (1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2) Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and
      (3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.


      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.



      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.



PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.



PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.





(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



            4(c)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



            4(d)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



(f)   NA


(g) Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2006 - $166,268

            Fiscal year ended 2005 - $182,217



(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            No changes to report.

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS













SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED CORE TRUST

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        February 14, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ JOHN B. FISHER

            JOHN B. FISHER, PRINCIPAL EXECUTIVE OFFICER

DATE        February 14, 2007


BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        February 14, 2007